SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2:-	SIGNIFICANT ACCOUNTING POLICIES

The Company's consolidated financial statements are prepared in accordance with U.S. generally accepted accounting principles. The significant accounting policies followed in the preparation of the consolidated financial statements, applied on a consistent basis, are as follows:

a.	Use of estimates:

The preparation of the financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The most significant assumptions are employed in estimates used in determining fair value of derivatives instruments, deferred tax assets and income tax uncertainties, fair value of stock-based compensation costs, and certain financial instruments classified as liabilities, as well as in estimates used in applying the revenue recognition policy related to separation of multiple elements. Actual results could differ from these estimates.

b.	Financial statements in U.S. dollars:

A substantial portion of the Company's revenues is in U.S. dollars. The Company's management believes that the U.S. dollar is the currency of the primary economic environment in which the Company and its subsidiary operate. Thus, the functional and reporting currency of the Company is the U.S. dollar.

Accordingly, monetary accounts maintained in currencies other than the dollar are re-measured into dollars in accordance with ASC 830, "Foreign Currency Matters". Changes in currency exchange rates between the Company's functional currency and the currency in which a transaction is denominated are included in the Company's results of operations as financial income (expense) in the period in which the currency exchange rates change. The representative rate of exchange was U.S.$ 1.00 = NIS 3.775 at December 31, 2009 U.S.$ 1.00 = NIS 3.549 at December 31, 2010 and U.S.$ 1.00 = NIS 3.821 at December 31, 2011.

c.	Principles of consolidation:

The consolidated financial statements include the accounts of RadView Software Ltd. and its wholly owned subsidiaries. All intercompany balances and transactions have been eliminated upon consolidation.

d.	Cash equivalents and restricted cash:

Cash equivalents are short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less. Restricted cash is invested in a short-term bank deposit, which is used as security for Company's guarantee for leased facilities. The deposit is in NIS and bears interest at an average rate of 2.11%.

e.	Allowance for doubtful accounts:

The Company provides an allowance for doubtful accounts against its accounts receivable. The reserve is computed for specific accounts, the collectability of which is doubtful based upon the Company's experience. A summary of the allowance for doubtful accounts is as follows:

	Year ended December 31,
	2009	2010	2011

Balance at the beginning of year	$89	$43	$-
Provision	12	-	-
Write-offs	(58)	(43)	-

Balance at the end of year	$43	$-	$-

f.	Property and equipment:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful life of the assets as follows:

Estimated useful life
(In years)

Computers and equipment	3
Office furniture and equipment	3 to 6
Leasehold improvements	Over the shorter of the term of the lease or the life of the asset

As of December 31, 2010, the Company had fully amortized its property and equipment. The carrying amount of the assets as of December 31, 2010 and 2011 was $0.

g.	Severance pay:

In accordance with Israel's Severance Pay Law, the Company is required to make severance payments to Israeli employees upon their termination of employment. The amount of such severance payments is based on the most recent monthly salary multiplied by the number of years of employment as of the balance sheet date. The Company has accrued for the estimated total cost of severance pay as computed as of the balance sheet date. Severance expense totaled $ 27 in 2009, $ 45 in 2010 and $ 17 in 2011.

The Company has partially funded its severance pay obligations by monthly deposits for insurance policies. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to Israel's Severance Pay Law or labor agreements. The value of the deposited funds is based on the cash surrendered value of these policies and is presented as an asset in the consolidated balance sheets.

h.	Revenue recognition:

The Company generates revenues mainly from licensing the rights to use its software products. The Company also generates revenues from support and maintenance services and, to a lesser extent, from training. The Company sells its products primarily through its direct sales force and, to a lesser extent, through resellers and distributors considered as end-users.

The Company recognizes revenue in accordance with Statement of Position ASC 985-605 "Software Revenue Recognition". Under ASC 985-605, revenues from software product licenses are recognized upon delivery of the software provided there is persuasive evidence of an agreement, the fee is fixed or determinable and collection of the related receivable is probable and no further obligations exist. Revenues under multiple-element arrangements, which may include software licenses, support and maintenance and training, are allocated to each element based on their respective fair values based on vendor-specific objective evidence. This objective evidence represents the price of products and services when sold separately. When vendor-specific objective evidence of fair value exists for undelivered elements but does not exist for delivered elements of a software arrangement, the Company uses the residual method for recognition of revenues, when all other revenue recognition criteria are met.

Under the residual method, the Company defers revenues related to the undelivered elements based on their vendor specific objective evidence of fair value and recognizes the remaining arrangement fee for the delivered elements. When vendor-specific objective evidence of fair value for undelivered elements does not exist, and the only undelivered element is services, revenues from the entire arrangement are recognized over the term of the service agreement.

Revenues from support and maintenance agreements are recognized ratably over the support or maintenance period, which is typically one year.

The Company generally does not grant a right of return to its customers. When a right of return exists, revenue is deferred until the right of return expires, at which time revenue is recognized provided that all other revenue recognition criteria are met.

Revenue is recognized for software licenses sold to resellers or distributors at the time of delivery, provided that all revenue recognition criteria set forth in ASC 985-605 are fulfilled.

Amounts collected or billed prior to satisfying the above revenue recognition criteria were recorded as deferred revenue. Deferred revenue primarily represents deferred maintenance revenue.

i.	Research and development costs:

The Company has evaluated the establishment of technological feasibility of its products in accordance with ASC 985-20 "Software- Costs of Software to Be Sold, Leased, or Marketed". The Company sells products in a market that is subject to rapid technological change, new product development and changing customer needs. Accordingly, the Company has concluded that technological feasibility is not established until the development stage of the product is nearly complete. The Company defines technological feasibility as the completion of a working model. The time period during which costs could be capitalized from the point of reaching technological feasibility until the time of general product release is very short. Consequently, the amounts that could be capitalized are not material to the Company's financial position or results of operations. Therefore, the Company has charged all such costs to research and development expense in the period incurred.

j.	Advertising expenses:

Advertising expenses are charged to the consolidated statements of operations as they are incurred. Advertising expenses totaled $ 10 in 2009, $ 11 in 2010 and $ 9 in 2011.

k.	Royalty - bearing grants:

Royalty- bearing grants from the Government of Israel for funding approved research and development projects (mainly from the Israeli Chief Scientist's Office ("OCS")) are recognized as a deduction from research and development expenses  at the time the Company is entitled to such grants on the basis of the research and development costs incurred. The grants are not to be repaid, but instead the Company is obliged to pay royalties as a percentage of future sales if and when sales from the funded projects are generated up to the amount of the grants linked to the CPI plus interest. Since the payment of royalties is not probable when the grants are received, the Company records a liability in the amount of the estimated royalties for each individual contract, when the related revenues are recognized, as part of cost of revenues.

No grants were received or accrued in 2009, 2010 and 2011. See Note 6b.

l.	Income taxes:

The Company accounts for income taxes in accordance with ASC 740-10, "Income Taxes" ("ASC 740") and FASB Interpretation, or FIN, No. 48, "Accounting for Uncertainty in Income Taxes" - An Interpretation of ASC 740, or ASC 740-10. ASC 740 prescribes the use of the liability method whereby deferred tax assets and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company and its subsidiaries provide a valuation allowance to reduce deferred tax assets to their estimated realizable value. ASC 740-10 provides detailed guidance for the financial statement recognition, measurement and disclosure of uncertain tax positions recognized in an enterprise's financial statements in accordance with ASC 740.

The Company utilizes a two-step approach for recognition and measurement of uncertain tax positions, as required by an amendment to ASC 740-10 . In the first step, the Company evaluates the tax position taken or expected to be taken in a tax return for recognition by determining if the weight of available evidence indicates it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. In the second step, the Company measures the tax benefit as the largest amount which is more than 50% likely to be realized upon ultimate settlement. The Company considers many factors when evaluating and estimating its tax positions and tax benefits, which may require periodic adjustments and which may not accurately anticipate actual outcomes. See also Note 10.

m.	Stock-based compensation:

The Company accounts for stock-based compensation in accordance with ASC 718 "Compensation- Stock compensation". ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated income statements.

The Company recognizes compensation expenses for the value of its awards granted based on the straight line method over the requisite service period of each of the awards, net of estimated forfeitures. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Estimated forfeitures are based on actual historical pre-vesting forfeitures.

The Company selected the Black-Scholes-Merton option pricing model as the most appropriate fair value method for its stock-options awards and values restricted stock based on the market value of the underlying shares at the date of grant. The option-pricing model requires a number of assumptions, of which the most significant are the expected stock price volatility and the expected option term.

The computation of expected volatility is based on realized historical stock price volatility of the Company. The interest rate for period within the contractual life of the award is based on the U.S. Treasury yield curve in effect at the time of grant. The Company has historically not paid dividends and has no foreseeable plans to pay dividends. The options expected life represent the period the Company's stock options expected to be outstanding and was determined based on the Simplified Method permitted by SAB 107 and extended by SAB 110 by the average of the vesting period and the contractual term. The Company currently using the simplified method as there no adequate historical experience available to provide other reasonable estimate. The Company adopted SAB 110 effective January 1, 2008.

The fair value for options granted in 2009 is estimated at the date of grant using a Black-Scholes-Merton options pricing model with the following weighted average assumptions. No options were granted during 2010 and 2011.

Year ended December 31, 2009

Expected life of option	4.1 years
Dividend yield	0%
Expected volatility	269%
Risk-free interest rate	1.5%

Stock based compensation is expensed on a straight-line basis.

n.	Fair value of financial instruments:

The following methods and assumptions were used by the Company and its subsidiaries in estimating their fair value disclosures for financial instruments:

The carrying amounts of cash and cash equivalents, other accounts receivable, trade payables and other accounts payable approximate their fair value due to the short-term maturity of such instruments.

The fair value of Derivatives that are classified as liability in the amount of $ 282 are based in accordance with Level 3 as described below. See also Note 7.

The changes in Level 3 liabilities measured at fair value on a recurring basis are summarized as follows:

Fair value of Warrants and bifurcated conversion feature

Balance December 31, 2010	$682

Net change in fair value of warrants and conversion feature	$(400)

Balance December 31, 2011	$282

The Company adopted the provision of ASC 820, "Fair Value Measurements and Disclosures" ("ASC 820") on January 1, 2008. ASC 820 defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and employs assumptions that market participants would use when pricing the asset or liability, such as inherent risk, transfer restrictions, and risk of nonperformance.

ASC 820 also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument's categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. ASC 820 establishes three levels of inputs that may be used to measure fair value:

Level 1 -	quoted prices in active markets for identical assets or liabilities;

Level 2 -
inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices in active markets for similar assets or liabilities, quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities; or

Level 3 -	unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

o.	Basic and diluted net income/loss per share:

Basic net income/loss per share is calculated based on the weighted average number of Ordinary shares outstanding during each year. Diluted net income/loss per share is calculated based on the weighted average number of Ordinary shares outstanding during each year, plus dilutive potential in accordance with ASC 260, "Earnings per Share."

All outstanding stock options have been excluded from the calculation of the diluted net loss per share because all such securities are anti-dilutive for the year ended December 31, 2009. For the years ended December 31, 2010 and 2011 the outstading stock options are anti- dilutive or has no material dilution effect on the net income per share which amounted to zero.The total number of shares related to outstanding options of diluted net income/ loss per share was 19,292,872, 18,993,972  and 9,788,972 for the years ended December 31, 2009, 2010 and 2011, respectively.

p.	Concentrations of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, deposit, restricted cash, and accounts receivable.

Cash and cash equivalents, deposit and restricted cash are invested mainly in U.S. dollars with major banks in Israel and the United States. Such deposits in the United States may be in excess of insured limits and are not insured in other jurisdictions. Generally, these deposits may be redeemed upon demand and, therefore, bear minimal risk.

Accounts receivable are derived from sales to customers located in the United States, Europe, Israel and APAC. The Company performs on-going credit evaluations of its customers and to date has not experienced any material losses. An allowance for doubtful accounts is maintained with respect to those amounts that the Company has determined to be doubtful of collection.

The Company has no significant off-balance-sheet concentration of credit risk such as foreign exchange contracts, option contracts or other foreign hedging arrangements.

There were no major customers in 2009, 2010 or 2011.

q.	Derivative Instruments:

Effective January 2009, the Company adopted the amendment to ASC 815-40, "Contracts in Entity's Own Equity". ASC 815-40 changed the manner of determining  whether a freestanding instrument or embedded feature is indexed to the reporting company's own stock. The adoption of ASC 815-40's requirements affects issuers' accounting for warrants and convertible instruments with provisions that protect holders from declines in the stock price ("Down-Round" provisions). Warrants with such provisions are no longer recorded in equity, and convertible instruments with such provisions require "bifurcation" with the conversion option separately accounted for as a derivative under ASC 815, "Derivatives and Hedging". As a result of ASC 815-40, effective January 1, 2009, and due to the Down-Round protection of some of the Company's warrants and convertible debt, certain previously granted warrants were reclassified from shareholders' equity to liability and marked to market at each reporting date. In addition, the conversion embedded feature of the convertible debt was bifurcated and accounted as a derivative under ASC 815, marked to market at each reporting date. The cumulative effect on the accounting for the conversion feature of the Debentures and the related warrants at January 1, 2009 was $ 103.

r.	Treasury Shares:

RadView's shares held by the Company are presented at cost and deducted from shareholders' equity.

s.	Impact of recently issued accounting standards:

1.
In May 2011, the FASB issued ASU No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP. This pronouncement is an authoritative guidance to amend certain measurement and disclosure requirements related to fair value measurements to improve consistency with international reporting standards. This guidance is effective prospectively for public entities for interim and annual reporting periods beginning after December 15, 2011, with early adoption prohibited. The Company is currently evaluating the effect of ASU No. 2011-04, but does not expect its adoption will have a material effect on its consolidated financial statements.

2.
In June 2011, the FASB issued ASU No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income, which specifies that the total of comprehensive income, the components of net income and the components of other comprehensive income are to be presented in either a single continuous statement of comprehensive income or in two separate but consecutive statements. This update eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. No change has been made in the items to be reported in comprehensive income. ASU No. 2011-05 is effective for the interim and annual periods beginning after December 15, 2011, and should be applied retrospectively. The Company is currently evaluating the effect of ASU No. 2011-05, but does not expect its adoption will have a material effect on its consolidated financial statements.